Bank loan - Schedule of Movement of Bank Loan (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2022
Disclosure of detailed information about borrowings [line items]
Interest expense	$ 279	$ 2,053	$ 1,584	$ 617
Secured Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Beginning Balance		10,031	9,448
Draw-down		15,000	17,787
Repayment			(17,500)
Less: transaction costs and fees		(376)	(418)
Modification adjustment		(310)	249
Interest expense		2,053	1,584
Interest paid		(1,478)	(1,119)
Ending Balance	$ 9,448	$ 24,920	$ 10,031